Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Investment Trust II
Entity Central Index Key	0001041673
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000001720 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Value Fund
Class Name	Class A Shares
Trading Symbol	NAIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen International Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$128	1.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.15%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Value Fund returned 22.42% for Class A Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund significantly outperformed the MSCI EAFE Index (Net), which returned 17.73%.

•  Top contributors to relative performance

•  Security selection and an underweight to the health care sector.

•  Security selection in the energy sector, led by an out‑of‑benchmark position in Technip Energies NV.

•  Security selection in the financials sector, led by an overweight to Societe Generale S.A.

•  Top detractors from relative performance

•  Security selection in the communication services sector.

•  Security selection in the consumer discretionary sector, including overweight positions in Toyota Motor Corp and Taylor Wimpey plc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	22.42%	13.96%	5.89%

Class A Shares at maximum sales charge (Offering Price)	15.40%	12.62%	5.27%

MSCI EAFE® Index (Net)	17.73%	11.16%	6.51%

Lipper International Multi‑Cap Value Funds Classification Average	23.15%	13.16%	6.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 137,973,469
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 809,319
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$137,973,469

Total number of portfolio holdings	57

Portfolio turnover (%)	28%

Total management fees paid for the year	$809,319

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001722 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Value Fund
Class Name	Class C Shares
Trading Symbol	NCIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen International Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$210	1.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.90%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Value Fund returned 21.50% for Class C Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the MSCI EAFE Index (Net), which returned 17.73%.

•  Top contributors to relative performance

•  Security selection and an underweight to the health care sector.

•  Security selection in the energy sector, led by an out‑of‑benchmark position in Technip Energies NV.

•  Security selection in the financials sector, led by an overweight to Societe Generale S.A.

•  Top detractors from relative performance

•  Security selection in the communication services sector.

•  Security selection in the consumer discretionary sector, including overweight positions in Toyota Motor Corp and Taylor Wimpey plc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	21.50%	13.11%	5.26%

MSCI EAFE® Index (Net)	17.73%	11.16%	6.51%

Lipper International Multi‑Cap Value Funds Classification Average	23.15%	13.16%	6.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 137,973,469
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 809,319
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$137,973,469

Total number of portfolio holdings	57

Portfolio turnover (%)	28%

Total management fees paid for the year	$809,319

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000001723 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Value Fund
Class Name	Class I Shares
Trading Symbol	NGRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen International Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$100	0.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Value Fund returned 22.71% for Class I Shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund significantly outperformed the MSCI EAFE Index (Net), which returned 17.73%.

•  Top contributors to relative performance

•  Security selection and an underweight to the health care sector.

•  Security selection in the energy sector, led by an out‑of‑benchmark position in Technip Energies NV.

•  Security selection in the financials sector, led by an overweight to Societe Generale S.A.

•  Top detractors from relative performance

•  Security selection in the communication services sector.

•  Security selection in the consumer discretionary sector, including overweight positions in Toyota Motor Corp and Taylor Wimpey plc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	22.71%	14.24%	6.16%

MSCI EAFE® Index (Net)	17.73%	11.16%	6.51%

Lipper International Multi‑Cap Value Funds Classification Average	23.15%	13.16%	6.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 137,973,469
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 809,319
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2025)

Fund net assets	$137,973,469

Total number of portfolio holdings	57

Portfolio turnover (%)	28%

Total management fees paid for the year	$809,319

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.